CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total	Ordinary shares [Member] USD ($)	Additional paid in capital [Member] USD ($)	Accumulated other comprehensive income [Member] USD ($)	Retained earnings [Member] USD ($)	Treasury stock [Member] USD ($)	Non-controlling interests [Member] USD ($)
Balance at Dec. 31, 2011	$ 105,352		$ 1,983	$ 71,927	$ 14,153	$ 43,185	$ (30,054)	$ 4,158
Balance, shares at Dec. 31, 2011			23,476
Changes during period:
Net income	25,960					24,880		1,080
Other comprehensive income (loss)	(2,286)				(2,169)			(117)
Dividend paid to non-controlling interests	(1,141)							(1,141)
Dividend paid	(33,308)					(33,308)
Dividend declared	(2,570)					(2,570)
Balance at Dec. 31, 2012	92,007		1,983	71,927	11,984	32,187	(30,054)	3,980
Balance, shares at Dec. 31, 2012			23,476
Changes during period:
Net income	25,554					23,762		1,792
Other comprehensive income (loss)	(3,172)				(3,376)			204
Acquisition of non-controlling interests	(500)			(377)				(123)
Dividend paid to non-controlling interests	(1,286)							(1,286)
Dividend paid	(13,502)					(13,502)
Dividend declared	(3,616)					(3,616)
Balance at Dec. 31, 2013	95,485		1,983	71,550	8,608	38,831	(30,054)	4,567
Balance, shares at Dec. 31, 2013			23,476
Changes during period:
Net income	32,907					30,429		2,478
Other comprehensive income (loss)	(11,052)				(10,458)			(594)
Dividend paid to non-controlling interests	(2,564)							(2,564)
Dividend paid	(15,697)					(15,697)
Dividend declared	(4,496)					(4,496)
Balance at Dec. 31, 2014	$ 94,583		$ 1,983	$ 71,550	$ (1,850)	$ 49,067	$ (30,054)	$ 3,887
Balance, shares at Dec. 31, 2014			23,476